Strategic Group Variable Universal Life®

Issued by Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

Updating Summary Prospectus – April 27, 2026

This Summary Prospectus summarizes key features of the Strategic Group Variable Universal Life®  policy, a variable rider issued in connection with policies issued to individuals participating under a group, flexible premium, adjustable, variable life insurance policy (policy), issued by Massachusetts Mutual Life Insurance Company.

The prospectus for the Strategic Group Variable Universal Life policy contains more information about the policy, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the policy online at www.MassMutual.com/SGVUL. You can also obtain this information at no cost by calling (800) 548-0073 or by sending an email request to LCMClientServices@MassMutual.com.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The SEC has not approved or disapproved this policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Appendix A – Funds Available Under the Policy	8

Glossary

Account Value. The value of your investment in the Separate Account Divisions and the GPA.

Fund(s). The investment entities in which the Separate Account Divisions invest.

In Force. Your policy  has not terminated.

Insured. The person on whose life the policy is issued.

Modified Endowment Contract (MEC). A special type of life insurance under federal income tax law. Specifically, the law prescribes a test that is intended to differentiate between policies that are purchased primarily for certain tax advantages, versus policies that are purchased primarily for death protection. MECs are still life insurance and offer tax-free death benefits and tax-deferred cash value accumulation. However, pre-death distributions (including loans) are taxed as “income first” (not cost basis first), meaning they are taxable to the extent of gain in the policy. In addition, distributions may be subject to a 10% additional tax.

Monthly Calculation Date. The Policy  Date and the same day of each succeeding calendar month on which monthly charges are due on the policy.

Policy Anniversary. The anniversary of the Policy Date.

Policy Date. The starting point for determining the Policy Anniversaries, Policy Years, and Monthly Calculation Dates. It is also the day we first deduct monthly charges under the policy.

Policy Debt. All outstanding loans plus accrued interest.

Policy Owner. The person who will generally make the choices that determine how the policy operates while it is In Force.

Policy Year. The twelve-month period beginning with the Policy Date, and each successive twelve-month period thereafter.

Selected Face Amount. An amount used to determine the insurance coverage provided by the policy while it is In Force.

Separate Account Division. A variable investment division offered through our Separate Account that invests in the corresponding underlying Fund.

Updated Information About Your Policy

The information in this Updating Summary Prospectus is a summary of certain policy features that have changed since
April 28, 2025. This may not reflect all changes that have occurred since you purchased your policy.

Fund Substitutions

Existing Fund (Share Class)	Replacement Fund (Share Class)
Invesco V.I. Discovery Large Cap Fund (Series I)	MML Invesco Discovery Large Cap Fund (Class II)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	MML Invesco Discovery Mid Cap Fund (Class II)
Invesco V.I. Global Fund (Series I)	MML Global Fund (Class II)
Invesco V.I. Main Street Fund® (Series I)	MML Fundamental Equity Fund (Class II)
T. Rowe Price Mid-Cap Growth Portfolio	MML Mid Cap Growth Fund (Initial Class)

Fund Name Changes

Current Fund Name	New Fund Name
Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. International Growth Fund
LVIP American Century Disciplined Core Value Fund	LVIP Avantis Large Cap Value Fund
MML Aggressive Allocation Fund	MML VIP Aggressive Allocation Fund
MML Balanced Allocation Fund	MML VIP Balanced Allocation Fund
MML Blue Chip Growth Fund	MML VIP T. Rowe Price Blue Chip Growth Fund
MML Conservative Allocation Fund	MML VIP Conservative Allocation Fund
MML Equity Fund	MML VIP Franklin Templeton Equity Fund
MML Equity Index Fund	MML VIP BlackRock® Equity Index Fund
MML Fundamental Equity Fund	MML VIP Invesco Main Street Equity Fund
MML Global Fund	MML VIP Invesco Global Fund
MML Growth Allocation Fund	MML VIP Growth Allocation Fund
MML International Equity Fund	MML VIP MFS International Equity Fund
MML Invesco Discovery Large Cap Fund	MML VIP Invesco Discovery Large Cap Fund
MML Invesco Discovery Mid Cap Fund	MML VIP Invesco Discovery Mid Cap Fund
MML Managed Bond Fund	MML VIP Barings Core Bond Fund
MML Mid Cap Growth Fund	MML VIP T. Rowe Price Mid Cap Growth Fund
MML Moderate Allocation Fund	MML VIP Moderate Allocation Fund
MML Small Cap Equity Fund	MML VIP Invesco Small Cap Equity Fund

Sub-Adviser Change

Harris Associates  L.P. no longer serves as a sub-adviser to the MML VIP MFS International Equity Fund (formerly MML International Equity Fund).

Important Information You Should Consider About the  Policy

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals

When you withdraw a portion of your Account Value from the policy, we deduct a withdrawal charge of up to 2% of the amount you withdraw, but not more than $25. Please note that this charge applies to any withdrawal – whether it is taken early in your holding of the policy or later.
The maximum withdrawal amount is equal to the Account Value less (a) any Policy Debt less (b) an amount equal to (i) the most recent monthly deduction multiplied by (ii) one plus the number of Monthly Calculation Dates remaining in your modal term.
For example, if you withdraw $10,000 from your policy, you will incur  a withdrawal charge of $25.

Fee Tables – Transaction Fees – Withdrawal Charge Charges and Deductions – Transaction Charges – Withdrawal Charge
Transaction Charges

In addition to withdrawal charges, you also may be charged for other transactions. These charges are as follows:
Sales Load Charge. Before allocating premiums among the Separate Account Divisions or the GPA, we impose a sales load charge equal to a maximum of 5% of each premium.
State Premium Tax Charge. We deduct the applicable state premium tax rate from each premium to cover premium taxes assessed against us by the states. This charge will always equal the applicable state rate multiplied by the premium paid and currently ranges from 0-5% of each premium.
Deferred Acquisition Tax Charge. We deduct the deferred acquisition cost tax assessed against MassMutual by the federal government. The charge will always represent the expense to MassMutual of the deferred acquisition cost tax and currently ranges from 0-0.25% of each premium.
Transfer Charge. There is no transfer charge for the first 12 transfers during a Policy Year. We may impose a transfer charge of up to $10 for the thirteenth and each subsequent transfer in a Policy Year.

Fee Tables – Transaction Fees Charges and Deductions – Transaction Charges
Ongoing Fees and Expenses

In addition to withdrawal charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy. These fees and expenses are set based on characteristics of the Insured under the policy (e.g., age, sex, and underwriting class). You should view the policy specifications pages for rates applicable to your policy.
Policy Owners will also bear expenses associated with the Funds available under the policy, as shown in the following table:

Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Monthly Charges Against the Account Value Appendix A
	Annual Fee	Minimum	Maximum
	Fund options (Fund fees and expenses)(1)	0.29%(1)	1.18%(1)

(1)	As a percentage of Fund assets.

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the policy.	Principal Risks – Investment Risks
Not a Short-Term Investment

A policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
We apply a withdrawal charge with respect to any withdrawal you make from the policy.
A withdrawal may also reduce your policy’s Selected Face Amount and may have adverse tax consequences.
You can avoid withdrawal charges and such possible adverse tax consequences by holding your policy for the long-term and minimizing withdrawals.

Overview of the Policy – What is the policy, and what is it designed to do? Principal Risks – Suitability
Risks Associated with Investment Options

An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks – Investment Risks General Information About the Company, the Separate Account and the Underlying Funds – Underlying Funds
Insurance Company Risks

An investment in the policy is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by calling (800) 665-2654 or by visiting www.MassMutual.com/ratings.

General Information About the Company, the Separate Account and the Underlying Funds – The Guaranteed Principal Account
Policy Lapse

Your policy could terminate (or lapse) if the Cash Surrender Value becomes too low to support the policy’s monthly charges. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement.    The death benefit will not be paid if the policy has lapsed.

Principal Risks – Policy Termination Policy Termination and Reinstatement

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments

Generally, you may transfer Account Value among the Separate Account Divisions and the Guaranteed Principal Account (GPA), subject to certain limitations.

•

Transfers from the GPA to the Separate Account are limited to one per Policy Year, and generally may not exceed 25% of your Account Value in the GPA (less any Policy Debt).

•

There is one exception to this rule. If you have transferred 25% of the GPA Value (less any Policy Debt) for three consecutive years and you have not added any Net Premium or transferred amounts to the GPA during these three consecutive years, you may transfer the remainder of the GPA Value (less any Policy Debt) out of the GPA in the succeeding Policy Year.

•

Transfers (including transfers through automated programs) cannot be processed during a Grace Period.

In addition, we reserve the right to reject or restrict transfers if we determine the transfers reflect frequent trading or a market timing strategy, or we are required to reject or restrict the transfer by the applicable Fund.
MassMutual also reserves the right to remove or substitute Funds as investment options that are available under the policy.

Transfers General Information About the Company, the Separate Account and the Underlying Funds – Underlying Funds – Addition, Removal, Closure, or Substitution of Funds
Optional Benefits

Optional benefits, such as riders, may alter the benefits or charges under your policy. Rider availability and benefits may vary by state of issue, and their election may have tax consequences. Riders may have restrictions or limitations. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders.

Other Benefits Available Under the Policy

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.

•

If you purchase the policy through a qualified retirement plan, you do not receive any additional tax deferral.

•

Withdrawals and partial surrenders are taxed as recovery of cost basis first and income second. Loans and collateral assignments are not taxable when taken. Any gain on your policy is taxed as ordinary income. If your policy becomes a Modified Endowment Contract (MEC), loans, collateral assignments, withdrawals, and other pre-death distributions will be taxed as income first and recovery of cost basis second. You may have to pay a penalty tax if you take a distribution before you attain age 59½.

Federal Income Tax Considerations

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Your registered representative may receive compensation in the form of commissions for selling the policy to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from us. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the policy may help these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may influence your registered representative to offer or recommend the policy over another investment.

Other Information – Distribution
Exchanges

Some investment professionals may have a financial incentive to offer you the policy in place of the one you own. You should only exchange your current life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the policy rather than continue to own your existing life insurance policy.

N/A

Appendix A

Funds Available Under the Policy

The following is a list of Funds currently available under the policy. This list of Funds is subject to change, as discussed in the prospectus for the policy. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/SGVUL. You can also request this information at no cost by calling (800) 548-0073 or sending an email request to LCMClientServices@MassMutual.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	MML VIP Aggressive Allocation Fund (Initial Class)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.98%	14.17%	8.36%	9.53%
Asset Allocation	MML VIP Balanced Allocation Fund (Initial Class)(1)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.86%	11.10%	4.76%	6.33%
Asset Allocation	MML VIP Conservative Allocation Fund (Initial Class)(1)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.83%	10.29%	3.98%	5.59%
Asset Allocation	MML VIP Growth Allocation Fund (Initial Class)(1)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.90%	12.99%	7.08%	8.38%
Asset Allocation	MML VIP Moderate Allocation Fund (Initial Class)(1)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.87%	11.83%	5.72%	7.08%
Money Market	Invesco V.I. U.S. Government Money Portfolio (Series I)(7) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.67%	3.65%	2.80%	1.76%
Fixed Income	Invesco V.I. Core Plus Bond Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.62% (*)	7.09%	–0.11%	2.99%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.95% (*)	12.98%	1.65%	3.01%
Fixed Income	MML VIP Barings Core Bond Fund (Initial Class)(8) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.45%	7.85%	0.48%	2.64%
Balanced	Invesco V.I. Equity and Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.57%	12.81%	8.94%	8.92%
Large Cap Value	LVIP American Century Value Fund (Standard Class II) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.71% (*)	16.02%	11.65%	10.23%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	LVIP Avantis Large Cap Value Fund (Standard Class II)(9) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.71% (*)	14.86%	8.78%	10.39%
Large Cap Value	MML VIP Franklin Templeton Equity Fund (Initial Class)(10) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.44%	17.49%	13.75%	11.23%
Large Cap Blend

Fidelity® VIP Contrafund® Portfolio (Service Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.64%	21.38%	15.25%	15.66%
Large Cap Blend	MFS® Research Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.74% (*)	12.85%	11.15%	12.93%
Large Cap Blend	MML VIP BlackRock® Equity Index Fund (Class II)(11) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Advisors, LLC	0.29%	17.57%	14.10%	14.50%
Large Cap Blend	MML VIP Invesco Main Street Equity Fund (Class II)(12) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.80%	16.15%	12.47%	14.45%
Large Cap Growth	MFS® Growth Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.73% (*)	12.19%	11.10%	15.60%
Large Cap Growth	MML VIP Invesco Discovery Large Cap Fund (Class II)(13) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.78%	—	—	—
Large Cap Growth	MML VIP T. Rowe Price Blue Chip Growth Fund (Initial Class)(14) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.78%	18.41%	11.08%	15.25%
Large Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	0.80% (*)	16.30%	12.22%	16.93%
Small/Mid-Cap Blend	Invesco V.I. Main Street Small Cap Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.84%	8.70%	8.34%	10.59%
Small/Mid-Cap Blend	MML VIP Invesco Small Cap Equity Fund (Initial Class)(15) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.71%	8.86%	8.38%	10.73%
Small/Mid-Cap Growth	MFS® New Discovery Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.87% (*)	12.96%	–0.28%	10.74%
Small/Mid-Cap Growth	MML VIP Invesco Discovery Mid Cap Fund (Class II)(16) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.85% (*)	—	—	—
Small/Mid-Cap Growth	MML VIP T. Rowe Price Mid Cap Growth Fund (Initial Class)(17) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.82%	4.35%	3.82%	9.94%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global	Invesco V.I. International Growth Fund (Series I)(18) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (*)	16.32%	2.15%	5.64%
International/Global	MML VIP Invesco Global Fund (Class II)(19) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%	23.11%	7.51%	9.96%
International/Global	MML VIP MFS International Equity Fund (Class II)(20) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	0.93% (*)	25.54%	7.32%	7.23%
Fidelity and Contrafund are registered service marks of FMR LLC. Used with permission.
(*)	This Fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this Fund’s annual expenses reflect temporary expense reductions. See the Fund prospectus for additional information.
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(2)	MML VIP Aggressive Allocation Fund formerly known as MML Aggressive Allocation Fund.
(3)	MML VIP Balanced Allocation Fund formerly known as MML Balanced Allocation Fund.
(4)	MML VIP Conservative Allocation Fund formerly known as MML Conservative Allocation Fund.
(5)	MML VIP Growth Allocation Fund formerly known as MML Growth Allocation Fund.
(6)	MML VIP Moderate Allocation Fund formerly known as MML Moderate Allocation Fund.
(7)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(8)	MML VIP Barings Core Bond Fund formerly known as MML Managed Bond Fund.
(9)	LVIP Avantis Large Cap Value Fund formerly known as LVIP American Century Disciplined Core Value Fund.
(10)	MML VIP Franklin Templeton Equity Fund formerly known as MML Equity Fund.
(11)	MML VIP BlackRock® Equity Index Fund formerly known as MML Equity Index Fund.
(12)	MML VIP Invesco Main Street Equity Fund formerly known as MML Fundamental Equity Fund.
(13)	MML VIP Invesco Discovery Large Cap Fund formerly known as MML Invesco Discovery Large Cap Fund.
(14)	MML VIP T. Rowe Price Blue Chip Growth Fund formerly known as MML Blue Chip Growth Fund.
(15)	MML VIP Invesco Small Cap Equity Fund formerly known as MML Small Cap Equity Fund.
(16)	MML VIP Invesco Discovery Mid Cap Fund formerly known as MML Invesco Discovery Mid Cap Fund.
(17)	MML VIP T. Rowe Price Mid Cap Growth Fund formerly known as MML Mid Cap Growth Fund.
(18)	Invesco V.I. International Growth Fund formerly known as Invesco Oppenheimer V.I. International Growth Fund.
(19)	MML VIP Invesco Global Fund formerly known as MML Global Fund.
(20)	MML VIP MFS International Equity Fund formerly known as MML International Equity Fund.

This Summary Prospectus incorporates by reference the Strategic Group Variable Universal Life policy’s statutory prospectus and Statement of Additional Information (SAI), both dated April 27, 2026, as amended or supplemented. The SAI includes additional information about Massachusetts Mutual Variable Life Separate Account I.

You can find the statutory prospectus and SAI at www.MassMutual.com/SGVUL. You can also obtain this information at no cost by calling (800) 548-0073 or by sending an email request to LCMClientServices@MassMutual.com.

EDGAR Contract Identifier: C000027261

L6865-USP